As filed with the Securities and Exchange Commission on August 16, 2011

Securities Act Registration No. 33-74470

Investment Company Act Registration No. 811-8312

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 28	[X]

DAILY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 830-5200

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copy to:	MICHAEL R. ROSELLA, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022
(212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of August, 2011.

DAILY INCOME FUND

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

	SIGNATURE	CAPACITY	DATE

(1)	Principal Executive Officer

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President	August 16, 2011

(2)	Principal Financial and Accounting Officer

By:	/s/ Joseph Jerkovich
	Joseph Jerkovich	Treasurer and Assistant Secretary	August 16, 2011

(3)	Board of Trustees

	/s/ Michael P. Lydon	Trustee	August 16, 2011

By:	/s/ Steven W. Duff	Trustee	August 16, 2011

	Albert R. Dowden	Trustee *	August 16, 2011
	Carl Frischling	Trustee *
	Edward A. Kuczmarski	Trustee *
	William Lerner	Trustee *
	Dr. W. Giles Mellon	Trustee *
	Robert Straniere	Trustee *
	Dr. Yung Wong	Trustee *

By:	/s/ Christine Manna

	Christine Manna		August 16, 2011
* Attorney-in-Fact

*See exhibit (q) herein for Powers of Attorney.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase